Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	56-0181785
Plan number	002
Contributions Not Corrected	$ 0	$ 0
Contributions Corrected Outside Voluntary Fiduciary Correction Program ("VFCP")	31	291
Contributions Pending Correction in VFCP	0	0
Total Fully Corrected Under VFCP and Prohibited Transaction Exemption 2002-51	$ 0	$ 0